FINANCIAL DATA HIGHLIGHTS (USD $)	12 Months Ended												8 Months Ended						12 Months Ended						1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2013 Class A		Dec. 31, 2012 Class A		Dec. 31, 2011 Class A		Dec. 31, 2013 Class C		Dec. 31, 2012 Class C		Dec. 31, 2011 Class C		Aug. 31, 2012 Class D		Dec. 31, 2011 Class D		May 02, 2011 Class D		Dec. 31, 2013 Class I		Dec. 31, 2012 Class I		Dec. 31, 2011 Class I		Dec. 31, 2012 Class M		Sep. 30, 2012 Class M		Dec. 31, 2013 Class M		Dec. 31, 2013 Class DT		Dec. 31, 2012 Class DT		Dec. 31, 2011 Class DT
Increase (Decrease) in Net Asset Value Per Unit
Net asset value, beginning of the year or at time of offer	$ 0.8125		$ 0.8964		$ 1.0077		$ 0.7995		$ 0.8909		$ 1.0117		$ 0.9170	[1],[2]			$ 1.0000	[1]	$ 0.8201		$ 0.9011		$ 1.0090						$ 1.0133	[3]	$ 0.8912		$ 0.9589		$ 1.0509
Net realized and net change in unrealized trading profit (loss)	$ (0.0381)		$ (0.0441)		$ (0.0644)		$ (0.0373)		$ (0.0437)		$ (0.0644)		$ (0.0336)	[2]	$ (0.0624)	[1]			$ (0.0386)		$ (0.0444)		$ (0.0646)		$ 0.0044	[3]	$ 0.0137	[4]	$ (0.0480)		$ (0.0425)		$ (0.0476)		$ (0.0679)
Brokerage commissions	$ (0.0103)		$ (0.0030)		$ (0.0065)		$ (0.0101)		$ (0.0030)		$ (0.0065)		$ (0.0018)	[2]	$ (0.0032)	[1]			$ (0.0104)		$ (0.0031)		$ (0.0066)		$ (0.0005)	[3]	$ (0.0010)	[4]	$ (0.0130)		$ (0.0115)		$ (0.0033)		$ (0.0069)
Interest Income, net	$ (0.0002)		$ 0.0000	[5]	$ 0.0002		$ (0.0002)		$ 0.0000	[5]	$ 0.0002		$ 0.0000	[2],[5]	$ 0.0001	[1]			$ (0.0002)		$ 0.0000	[5]	$ 0.0002		$ 0.0000	[3],[5]	$ 0.0000	[4],[5]	$ (0.0002)		$ (0.0002)		$ 0.0000	[5]	$ 0.0002
Expenses	$ (0.0278)		$ (0.0368)		$ (0.0406)		$ (0.0324)		$ (0.0447)		$ (0.0501)		$ (0.0147)	[2]	$ (0.0175)	[1]			$ (0.0261)		$ (0.0335)		$ (0.0369)		$ (0.0033)	[3]	$ (0.0083)	[4]	$ (0.0224)		$ (0.0103)		$ (0.0168)		$ (0.0174)
Net asset value, before full redemption			$ 0.8125						$ 0.7995				$ 0.8669	[2]							$ 0.8201				$ 1.0133	[3]	$ 1.0044	[4]					$ 0.8912
Less distribution													$ 0.8669	[2]
Net asset value, end of year	$ 0.7361		$ 0.8125		$ 0.8964		$ 0.7195		$ 0.7995		$ 0.8909				$ 0.9170	[1],[2]	$ 1.0000	[1]	$ 0.7448		$ 0.8201		$ 0.9011		$ 1.0133	[3]	$ 1.0044	[4]	$ 0.9297		$ 0.8267		$ 0.8912		$ 0.9589
Total Return:
Total return before Performance fees (as a percent)	(9.62%)	[6]	(9.36%)	[6]	(11.01%)	[6]	(10.52%)	[6]	(10.26%)	[6]	(11.89%)	[6]	(5.46%)	[2],[6]	(8.30%)	[1],[6]			(9.25%)	[6]	(8.99%)	[6]	(10.65%)	[6]	0.07%	[3],[6]	0.44%	[4],[6]	(8.25%)	[6]	(7.33%)	[6]	(7.06%)	[6]	(8.75%)	[6]
Performance fees (as a percent)	0.00%	[6]	0.00%	[6]	(0.07%)	[6]	0.00%	[6]	0.00%	[6]	(0.07%)	[6]	0.00%	[2],[6]	0.00%	[1],[6]			0.00%	[6]	0.00%	[6]	(0.07%)	[6]	0.00%	[3],[6]	0.00%	[4],[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]	0.00%	[6]
Total return after Performance fees (as a percent)	(9.62%)	[6]	(9.36%)	[6]	(11.08%)	[6]	(10.52%)	[6]	(10.26%)	[6]	(11.96%)	[6]	(5.46%)	[2],[6]	(8.30%)	[1],[6]			(9.25%)	[6]	(8.99%)	[6]	(10.72%)	[6]	0.07%	[3],[6]	0.44%	[4],[6]	(8.25%)	[6]	(7.33%)	[6]	(7.06%)	[6]	(8.75%)	[6]
Ratios to Average Member's Capital:
Expenses (excluding Performance fees) (as a percent)	3.87%	[7]	4.40%	[7],[8]	4.24%	[7],[8]	4.87%	[7]	5.40%	[7],[8]	5.23%	[7],[8]	2.53%	[2],[7],[8]	1.84%	[1],[7],[8]			3.47%	[7]	4.00%	[7],[8]	3.84%	[7],[8]	4.00%	[3],[7],[8]	3.32%	[4],[7],[8]	2.38%	[7]	1.38%	[7]	1.90%	[7],[8]	1.74%	[7],[8]
Performance fees (as a percent)	0.00%		0.00%	[8]	0.06%	[8]	0.00%		0.00%	[8]	0.06%	[8]	0.00%	[2],[8]	0.00%	[1],[8]			0.00%		0.00%	[8]	0.06%	[8]	0.00%	[3],[8]	0.00%	[4],[8]	0.00%		0.00%		0.00%	[8]	0.00%	[8]
Expenses (including Performance fees) (as a percent)	3.87%		4.40%	[8]	4.30%	[8]	4.87%		5.40%	[8]	5.29%	[8]	2.53%	[2],[8]	1.84%	[1],[8]			3.47%		4.00%	[8]	3.90%	[8]	4.00%	[3],[8]	3.32%	[4],[8]	2.38%		1.38%		1.90%	[8]	1.74%	[8]
Net investment income (loss) (as a percent)	(3.76%)		(4.32%)	[8]	(4.28%)	[8]	(4.76%)		(5.32%)	[8]	(5.27%)	[8]	(2.46%)	[2],[8]	(1.83%)	[1],[8]			(3.36%)		(3.92%)	[8]	(3.88%)	[8]	(3.89%)	[3],[8]	(3.24%)	[4],[8]	(2.27%)		(1.27%)		(1.82%)	[8]	(1.72%)	[8]

[1]	Units issued on May 1, 2011.
[2]	Units fully redeemed as of August 31, 2012.
[3]	Units reissued December 1, 2012. Opening Net asset value differs from the close of September 30, 2012 to December 1, 2012 and as such is presented separately
[4]	Units issued on July 1, 2012. Units fully redeemed September 30, 2012.
[5]	Interest income, net is less than $0.0001 per Unit.
[6]	The total return is based on compounded monthly returns and is calculated for each class taken as a whole. An individual member's return may vary from these returns based on timing of capital transactions.
[7]	The expense ratios do not include brokerage commissions.
[8]	The ratios to average members' capital have been annualized. The total return ratios are not annualized.